Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property and Equipment
Schedule of Property and Equipment

	Useful Life	September 30,	December 31,
	(Years)	2022	2021
Leasehold improvements	Lesser of useful life or lease term	$847,217	$847,217
Machinery and tooling	7	1,270,652	1,123,391
Furniture and equipment	3 – 10	241,835	232,466
		2,359,704	2,203,074
Less: accumulated depreciation		194,945	79,646
		$2,164,759	$2,123,428

	Useful Life	December 31,
	(Years)	2021	2020
Leasehold improvements	Lesser of useful life or lease term	$847,217	$—
Machinery and tooling	7	1,123,391	454,679
Furniture and equipment	3 – 10	232,466	—
		2,203,074	454,679
Less accumulated depreciation		79,646	—
		$2,123,428	$454,679